3. Summary of Significant Accounting Policies (Details - By timing of revenue recognition) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 125,582	$ 121,520	$ 114,602
Photo Voltaic Solar Components [Member]
Revenues	93,547	111,795	86,477
Electricity Revenue with PPA's [Member]
Revenues	3,043	2,793	12,311
PV project assets [Member]
Revenues	10,809	6,042	14,914
Bitcoin mining equipment sale and hosting service [Member]
Revenues	1,052	0	0
Predevelopment Solar Projects [Member]
Revenues	15,794	0	0
Other Services [Member]
Revenues	1,337	890	900
Goods transferred at a point in time [Member]
Revenues	125,211	121,520	112,928
Goods transferred at a point in time [Member] | Photo Voltaic Solar Components [Member]
Revenues	93,547	111,795	86,477
Goods transferred at a point in time [Member] | Electricity Revenue with PPA's [Member]
Revenues	3,043	2,793	10,685
Goods transferred at a point in time [Member] | PV project assets [Member]
Revenues	10,809	6,042	14,914
Goods transferred at a point in time [Member] | Bitcoin mining equipment sale and hosting service [Member]
Revenues	681	0	0
Goods transferred at a point in time [Member] | Predevelopment Solar Projects [Member]
Revenues	15,794	0	0
Goods transferred at a point in time [Member] | Other Services [Member]
Revenues	1,337	890	852
Service transferred over time [Member]
Revenues	371	0	1,674
Service transferred over time [Member] | Photo Voltaic Solar Components [Member]
Revenues	0	0	0
Service transferred over time [Member] | Electricity Revenue with PPA's [Member]
Revenues	0	0	1,626
Service transferred over time [Member] | PV project assets [Member]
Revenues	0	0	0
Service transferred over time [Member] | Bitcoin mining equipment sale and hosting service [Member]
Revenues	371	0	0
Service transferred over time [Member] | Predevelopment Solar Projects [Member]
Revenues	0	0	0
Service transferred over time [Member] | Other Services [Member]
Revenues	$ 0	$ 0	$ 48